Basis of Presentation and Principles of Consolidation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
1.	BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

Rex Energy Corporation, together with our subsidiaries (the “Company”), is an independent oil, natural gas liquid (“NGL”) and natural gas company with operations currently focused in the Appalachian Basin and Illinois Basin. In the Appalachian Basin, we are focused on our Marcellus Shale, Utica Shale and Upper Devonian (“Burkett”) Shale drilling and exploration activities. In the Illinois Basin, we are focused on developmental oil drilling on our properties. We pursue a balanced growth strategy of exploiting our sizable inventory of high potential exploration drilling prospects while actively seeking to acquire complementary oil and natural gas properties.

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of all of our wholly owned subsidiaries. We report our interests in oil, NGL and natural gas properties using the proportional consolidation method of accounting. All intercompany balances and transactions have been eliminated. Unless otherwise indicated, all references to “Rex Energy Corporation,” “our,” “we,” “us” and similar terms refer to Rex Energy Corporation and its subsidiaries together. In preparing the accompanying financial statements, management has made certain estimates and assumptions that affect reported amounts in the financial statements and disclosures of contingencies.

For purposes of compliance with Accounting Standards Update (“ASU”) 2015-3, which we adopted on January 1, 2016, we have reclassified approximately $2.1 million from Other Assets to Senior Secured Line of Credit and Long-Term Debt, Net of Issuance Costs and approximately $11.9 million from Other Assets to Senior Notes, Net of Issuance Costs on our Consolidated Balance Sheets as of December 31, 2015. In addition, we adopted ASU 2015-17 on January 1, 2016, which eliminates the need to show deferred tax liabilities and assets as current and noncurrent. Our Consolidated Balance Sheet as of December 31, 2015 included $12.5 million in Long-Term Tax Assets and $12.5 million in Current Deferred Tax Liability. Reclassifying our Current Deferred Tax Liability to noncurrent allowed us to net our noncurrent asset and noncurrent liability together resulting in a net deferred tax balance of zero (see Note 5, Recently Issued Accounting Pronouncements, to our Consolidated Financial Statements for additional information). For purposes of consistency, we have reclassified $350.0 million and $325.0 million from 8.875% Senior Notes Due 2020 and 6.25% Senior Notes Due 2022, respectively, to Senior Notes, Net of Issuance Costs on our Consolidated Balance Sheets as of December 31, 2015.

The interim Consolidated Financial Statements of the Company are unaudited and contain all adjustments (consisting primarily of normal recurring accruals) necessary for a fair statement of the results for the interim periods presented. Actual results may differ from those estimates and results for interim periods are not necessarily indicative of results to be expected for a full year or for previously reported periods due in part, but not limited to, the volatility in prices for crude oil, NGLs and natural gas, future impact of financial derivative instruments, interest rates, estimates of reserves, drilling risks, geological risks, transportation restrictions, the timing of acquisitions, product demand, market consumption, interruption in production, our ability to obtain additional capital, and the success of oil, NGL and natural gas recovery techniques.

Certain amounts and disclosures have been condensed or omitted from these Consolidated Financial Statements pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Therefore, these interim financial statements should be read in conjunction with the audited Consolidated Financial Statements and related notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2015.

Discontinued Operations

Unless otherwise noted, all disclosures and tables reflect the results of continuing operations and exclude any assets, liabilities or results from our discontinued operations. For additional information see Note 3, Discontinued Operations/Assets Held for Sale, to our Consolidated Financial Statements.

1.	BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

We are an independent oil, natural gas liquid (“NGL”) and natural gas company with operations currently focused in the Appalachian and Illinois Basins. In the Appalachian Basin, we are focused on our Marcellus Shale, Utica Shale and Upper Devonian (“Burkett”) Shale drilling and exploration activities. In the Illinois Basin, we are focused on developmental oil drilling on our properties. We pursue a balanced growth strategy of exploiting our sizable inventory of high potential exploration drilling prospects while actively seeking to acquire complementary oil and natural gas properties.

The accompanying Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and include the accounts of all of our wholly owned subsidiaries. All material intercompany balances and transactions have been eliminated. Unless otherwise indicated, all references to “Rex Energy Corporation,” “our,” “we,” “us” and similar terms refer to Rex Energy Corporation and its subsidiaries together. In preparing the accompanying financial statements, management has made certain estimates and assumptions that affect reported amounts in the financial statements and disclosures of contingencies.

Our revolving credit facility requires we meet, on a quarterly basis, financial requirements of a minimum consolidated current ratio and a maximum net senior secured debt to EBITDAX ratio. EBITDAX is a non-GAAP measure used by our management team and by other users of our financial statements. For a definition of EBITDAX and a reconciliation to its most directly comparable financial measure calculated and presented in accordance with GAAP, please see “Item 6. Selected Financial Data – Non-GAAP Financial Measures.” If we are unable to comply with these financial requirements, an event of default could result which would permit acceleration of outstanding debt and could permit our lenders to foreclose on our mortgaged properties. In order to improve our liquidity position to meet the financial requirements under our revolving credit facility and to meet other outstanding obligations, we are currently pursuing or considering a number of actions including (i) debt-for-debt exchanges, (ii) joint venture opportunities, (iii) minimizing our capital expenditures, (iv) improving our cash flows from operations, (v) effectively managing our working capital (vi) adding additional hedging positions (vii) and in- and out-of-court restructuring. There can be no assurance that sufficient liquidity can be raised from one or more of these transactions or that these transaction can be consummated within the period needed to meet certain obligations.

Discontinued Operations

Unless otherwise noted, all disclosures and tables reflect the results of continuing operations and exclude any assets, liabilities or results from our discontinued operations. For additional information see Note 4, Discontinued Operations/Assets Held for Sale, to our Consolidated Financial Statements.

During December 2011, our board of directors approved a formal plan to sell our DJ Basin assets located in the states of Wyoming and Colorado. Pursuant to the rules for discontinued operations, the results of operations are reflected as Discontinued Operations in our Consolidated Statements of Operations for the year ended December 31, 2013.

During December 2014, our board of directors approved and committed to a plan to sell Water Solutions Holdings, LLC and its related subsidiaries (“Water Solutions”), of which we owned a 60% interest. The sale of Water Solutions closed in July 2015. As a result, the assets and liabilities of Water Solutions have been classified as held for sale in the accompanying Consolidated Balance Sheets as of December 31, 2014 and the results of operations have been classified as discontinued operations in the accompanying Consolidated Statements of Operations as of December 31, 2015, 2014 and 2013.